Corporate Social Responsibility (CSR) expenditure	12 Months Ended
Mar. 31, 2023
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Disclosure of service concession arrangements [text block]
36.	Corporate Social Responsibility (CSR) expenditure

Section 135 of the Companies Act, 2013, requires Company to spend towards Corporate Social Responsibility (CSR).
The Company is expected to spend ₹
33,090
towards CSR in compliance of this requirement. A sum of ₹
33,090
has been spent during the current year towards CSR activities as per details given below.
	Amount (₹)
Organization	March 31, 2023	March 31, 2022
VIRRD Trust, Dwarakha Tirumala	-	10,000
Voluntary Health Services Hospital, Taramani	1,800	2,000
Raju Vegesna Foundation, Visakapatanam	24,390	13,220
Shree Anand Charitable Trust, Mumbai	2,500	2,500
Sri Hanuman Mani Education & Culture Trust	800	500
Dr Ambedkar Yuvajana Sangham Trust		400
CHILD (Project Sakthi)	800	-
Guided Fortune Samirti	2,500	-
Nayaki vidya mandir school	300	-
Total	33,090	28,620